Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2024
Capital Reorganization [Abstract]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired

The fair value of Bridgetown’s identifiable net assets acquired comprising:

US$

Cash	46,783
Cash held in Trust Account	91,466,681
Warrant liabilities (note a)	(4,993,764)
Net identifiable assets acquired	86,519,700
Less: Fair Value of consideration comprising
10,092,134 Company’s Class A ordinary shares (note b)	62,066,624
14,874,838 Company’s Class B ordinary shares	91,480,254
Total Fair value of consideration	153,546,878
Share-based payment on listing	67,027,178